Investments - Summary Of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
Abcam Australia Pty Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Level 16, 414 La Trobe Street, Melbourne, VIC 3000
Country of incorporation of subsidiary	Australia
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam KK [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Sumitomo Fudousan, Ningyocho Bldg 2F, 2-2-1 Nihonbashi Horidomecho Chuo-ku Tokyo 103-0012
Country of incorporation of subsidiary	Japan
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam (Hong Kong) Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	1301 Ruttonjee House, Ruttonjee Centre, 11 Duddell Street, Central Hong Kong SARs
Country of incorporation of subsidiary	Hong Kong
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam Taiwan Company Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	15F, No.2-1, Sec. 3, Minquan E. Road., Zhongshan District, Taipei City, Taiwan
Country of incorporation of subsidiary	Taiwan
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam (Netherlands) B.V. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Kingsfordweg 151, 1043GR Amsterdam
Country of incorporation of subsidiary	Netherlands
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam US Group Holdings, Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Holding company
Abcam Singapore Pte. Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	711 North Buona Vista Drive, #16-08 The Metropolis Tower Two, Singapore 138589
Country of incorporation of subsidiary	Singapore
Description of nature of entity's operations and principal activities	Sales and distribution
AbShare Share Plan Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Employee services
Ascent Scientific Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	C/O BDO LLP, 55 Baker Street, London, W1U 7EU
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Dormant
Abcam Hangzhou Biotechnology Co., Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	1418 Moganshan Road, Hangzhou Zhejiang, 310011
Country of incorporation of subsidiary	China
Description of nature of entity's operations and principal activities	R&D and manufacturing
Abcam Trading (Shanghai) Co., Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Room 5401, Floor 4, Building 5, No. 338 Galileo Road, Pudong New Area, Shanghai
Country of incorporation of subsidiary	China
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	152 Grove Street, Suite 1100, Waltham, MA 02453
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam LLC [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Holding company
Abcam (US) Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Holding company
AxioMx Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
BioVision Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	155 S Milpitas Boulevard, Milpitas, CA 95035, USA
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
Calico Biolabs Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	160 Greentree Drive, Suite 101, Dover, Delaware 19904, Kent County, USA
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Dormant
Epitomics Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
Epitomics Holdings, Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Holding company
Expedeon Holdings Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Holding company
Expedeon Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	R&D and manufacturing
Expedeon Asia Pte Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	1531A Upper Cross Street, #04-98 Hong Lim Complex, Singapore 051531
Country of incorporation of subsidiary	Singapore
Description of nature of entity's operations and principal activities	R&D and manufacturing
Firefly BioWorks Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
Innova BioSciences Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Dormant
Marker Gene Technologies, Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	1850 Millrace Drive, Eugene, OR 97403
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
MitoSciences Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
NKY Biotech, US Inc [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporations USA, LLC, 4034 Willow Grove, Camden, DE 19934
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Holding company
TGR BioSciences Pty Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	31 Dalgleish Street, Thebarton, SA 5031, Australia
Country of incorporation of subsidiary	Australia
Description of nature of entity's operations and principal activities	R&D and manufacturing